Assets held for sale (Tables)	6 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of assets as held for sale

US$’000
S19jPros Carrying value prior held for sale classification	13,278
Impairment expense	(2,582)
Total assets held for sale at 30 September 2024	10,696

S19jPros sold after held for sale classification	(8,129)
Impairment reversal	516
Foreign currency translation difference	(131)
Held for sale amount at 31 December 2024	2,952